Sep. 03, 2021

Supplement Dated September 3, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 2, 2021, the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategies,” for the JNL Multi-Manager Alternative Fund, after the second paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet paragraph please add the following:

●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Global Allocation Fund, after “BlackRock Investment Management, LLC (“BlackRock”)” please add the following:

Sub-Sub-Adviser:
BlackRock Singapore Limited (“BSL”)

Effective July 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/First Sentier Global Infrastructure Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew Greenup	August 2018	Deputy Head of Global Listed Infrastructure, First Sentier
Peter Meany	August 2018	Head of Global Listed Infrastructure, First Sentier
Edmund Leung	July 2021	Portfolio Manager, First Sentier

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the sub-section entitled “Sub-Sub-Adviser” in its entirety and replace with the following:

Sub-Sub-Advisers:

ClearBridge Investments, LLC (“ClearBridge”)

Franklin Templeton Institutional, LLC (“FTI”)

Templeton Global Advisors Limited

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Equity Income Fund, please delete the Sub-Adviser and Portfolio Manager table in the entirety and replace with the following:

Sub-Adviser:
Newton Investment Management North America, LLC

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Executive Vice President, Senior Portfolio Manager, Newton

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategies,” for the JNL Multi-Manager Alternative Fund, after the fourth paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet please add the following:

●	Swaps risk

In the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/BlackRock Global Allocation Fund, please add the following after the first paragraph:

The sub-sub-adviser to the Fund is BlackRock Singapore Limited (“BSL”), 20 Anson Road #18-01, Singapore, 079912.

Effective July 1, 2021, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/First Sentier Global Infrastructure Fund, please add the following after the first paragraph:

Edmund Leung is a Portfolio Manager for the Global Listed Infrastructure team at First Sentier. He is one of the portfolio managers responsible for the day-to-day management of the Fund, and of a number of other listed infrastructure portfolios on behalf of institutional and wholesale clients. Mr. Leung is also responsible for research coverage of toll roads and towers. He brings specialist investment experience to the role, having previously covered rail, ports, airports, satellites and utilities for the Global Listed Infrastructure team. Mr. Leung joined First Sentier in January 2007. His investment experience over this time includes smaller companies analysis with the Asia Pacific/Global Emerging Markets team in Hong Kong and credit analysis for a number of sectors with the Global Fixed Interest and Credit team.

Prior to joining First Sentier, Mr. Leung was an Actuarial Analyst at Aviva Australia conducting financial modelling and analysis of wealth management products. He holds a Bachelor of Commerce (Hons) from the University of Melbourne and is a Chartered Financial Analyst (CFA) charterholder.

Effective September 2, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the third paragraph in its entirety and replace with the following:

The sub-sub-advisers to the Fund are ClearBridge Investments, LLC (“ClearBridge”), located at 620 Eighth Avenue, New York, New York 10018, Franklin Templeton Institutional, LLC (“FTI”), located at 600 Fifth Avenue, New York, New York 10020 and Templeton Global Advisors Limited (“Global Advisors Limited”), located at Lyford Cay, Nassau, Bahamas.

Effective September 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for made investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

Effective September 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Mellon Equity Income Fund, please delete the first through fourth paragraphs in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management. Newton Investment Management North America, LLC (“Newton”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Newton is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Newton supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Newton utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund Mr. John C. Bailer, CFA. Information regarding the portfolio manager of the Fund is set forth below.

Mr. Bailer is the lead portfolio manager for the dividend-focused Large Cap Value strategies. In this role, he was responsible for creating our Income Stock strategy to meet demand from clients seeking attractively valued higher dividend income while not sacrificing dividend growth. Prior to joining Newton in September 2021, Mr. Bailer held the same roles with an affiliate, Mellon Investments Corporation, where he also served as the chair of the Proxy Voting Committee. He has managed the team’s dividend strategies since 2005 and is the lead portfolio manager for the Equity Income strategy which emphasizes dividend growth stocks. He is also a senior research analyst on the Dynamic Large Cap Value strategy, responsible for the Consumer, Technology and Communication Services sectors.

In the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk

This Supplement is dated September 3, 2021.

JNL Multi-Manager Alternative Fund

Effective September 2, 2021, the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategies,” for the JNL Multi-Manager Alternative Fund, after the second paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet paragraph please add the following:

●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

JNL/Baillie Gifford U.S. Equity Growth Fund

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Mellon Equity Income Fund

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

JNL/Mellon Materials Sector Fund

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.